Accruals and Other Payables - Schedule of Accruals and Other Payables (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Accruals and Other Payables [Abstract]
Borrowings from non-related	$ 1,676,856	$ 1,725,912
Employee benefits and salaries	48,118	27,104
Other payables		10,266
Total	$ 1,724,974	$ 1,763,282